Employee Benefit Plan, Description of Plan - EBP Third Federal 401(k) Savings Plan	3 Months Ended
Dec. 31, 2025
EBP, Description of Plan and Accounting Change [Abstract]
EBP, Description of Plan	Description of Plan
The following description of the Third Federal 401(k) Savings Plan (Plan) provides only general information. Participants should refer to the Plan Document or Summary Plan Description for a complete description of the Plan's provisions.
General:
The Plan is a profit sharing plan and provides for employee contributions under Section 401(k) of the Internal Revenue         Code. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 ("ERISA"). A portion of the administrative costs related to the Plan are absorbed by the Company.
The Plan was restated effective January 1, 2013, and amended effective July 22, 2014, to make adjustments in the Plan document as required by the IRS.
Eligibility:
Employees of Third Federal Savings and Loan Association of Cleveland (Third Federal) shall be deemed to have met eligibility requirements to participate in the Plan on the first date he/she first completes 30-days of employment. Employees shall be deemed to have met eligibility requirements for Employer Matching Contributions upon completion of six months of service. A participant must also be at least 18 years of age to become eligible for matching contributions (Tier I) and discretionary profit sharing contributions (Tier II) and at least 18 years of age for discretionary contributions (Tier III).
Contributions:
Employee Contributions: The Plan allows participants to contribute up to 75% of their eligible compensation to the Plan, up to the IRS maximum. The Plan allows participants who have attained age 50 by the end of the Plan year to make catch-up contributions in accordance with Code Section 414(v). Effective January 1, 2025, the Plan was amended to permit increased catch-up contributions for participants aged 60 through 63. Participants may also contribute amounts representing distributions from other qualified plans.
Participants can elect to make contributions to the Third Federal 401(k) Savings Plan on a Roth after-tax basis in addition to contributions on a pre-tax basis. Contributions are subject to limitations on annual additions and other limitations imposed by the Internal Revenue Code as defined in the Plan agreement.
Employer Matching Contributions: Third Federal makes a matching contribution (Tier I) equal to 100% of 401(k) deferrals up to the first 4% (2025) and 2% (2024) of compensation deferred. Effective January 1, 2025, the Plan was amended to increase the Company's 401k match from 2% to 4%, which reinstated the Plan's Safe Harbor Status.
Employer Discretionary Contributions: Third Federal may make a discretionary profit sharing contribution (Tier II) or a discretionary contribution (Tier III) to eligible participants. There were no Tier II profit sharing contributions made in 2025 or 2024. For 2025 and 2024, Tier III contributions of 2.5% of eligible wages were made.
Participants' Accounts:
Each participant's account is credited with the participant's contribution, an allocation of Third Federal's contributions, if eligible, and Plan earnings net of administrative expenses. Allocations are based on participant contributions, participant earnings, or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant's account.
Vesting:
Participants are always 100% vested in their own contributions, including any income earned on those contributions. In addition, all amounts contributed under Tier I and Tier II are immediately fully vested.
Vesting for Tier III contributions is determined based on participants' years of service, as follows: participants with less than two years of service are not vested in Tier III contributions. After two years of service, participants are 25% vested. Vesting increases to 50% after three years of service and 75% after four years of service. Participants become fully vested upon completing five years of service.
1. Description of Plan, Continued
Retirement, Death and Disability:
A participant is entitled to 100% of his or her account balance upon normal retirement, death or disability. Effective January 1, 2025, the Plan was amended to permit in-service distributions to participants who continue employment after becoming disabled or attaining age 70 1/2, allowing such participants to elect distribution of all of their vested account balance.
Forfeitures:
At December 31, 2025 and 2024, forfeited non-vested accounts totaled $0 and $383, respectively. Forfeitures used to reduce employer contributions were $1 in 2025 and $54,497 in 2024. The plan also allows forfeitures to be used to reduce administrative expenses; no forfeitures were used for this purpose in 2025, compared to $2 in 2024.
Payment of Benefits:
Upon termination of service, a participant may elect to receive an amount equal to the value of the participant's vested interest in his or her account in a lump-sum amount or transfer the value of the vested interest in his or her account to the trustee or custodian of another qualified retirement plan. Effective January 1, 2025, the Plan was amended to increase the mandatory cash-out threshold for small account balances from $5,000 to $7,000 and was updated to reflect related distribution and forfeiture provisions accordingly.
Plan Termination
Although it has not expressed any intent to do so, Third Federal has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA and its related regulations. In the event of Plan termination, participants will become 100% vested in their accounts.
Investment Options:
Upon enrollment in the Plan, a participant may direct employee and employer contributions to any of the investment options offered by the Plan. Participants are allowed to change their investment options once per day.
Investments in TFS Financial Corporation stock, the employer stock of Third Federal Savings, are based upon each employee's investment allocation. Purchases of stock occur when the custodian receives the employee and employer contributions. These purchases are conducted through a broker at the prevailing market price of the stock on the exchange in which these shares trade.
Notes Receivable from Participants:
Participants may borrow from their Tier I fund accounts up to the lesser of $50,000, or 50% of their vested account balance. Loan transactions are treated as a transfer to (from) the investment fund from (to) the Loan Fund. The term of the loan shall not exceed five years unless the loan is for the purchase of a primary residence. The loan must bear interest at a reasonable prevailing rate. Participant loans are categorized as notes receivable from participants. These loans are valued at unpaid principal balance plus any accrued but unpaid interest.
The Plan considers a loan in default when the participant fails to comply with the loan note and security agreement for a period of 90 days. In the event of default, the Plan Administrator may declare the loan payable due in full immediately. At that time, there shall be a "deemed distribution" from the participant's account in the amount of the outstanding loan balance. Participant loans continue to accrue interest until the loan is settled by repayment or distribution from participant's account, including "deemed distribution". There were no participant loans in non-accrual status at December 31, 2025 or 2024.
Transfer from Associate Stock Ownership Plan (ASOP):
Participants in the ASOP who are at least age 55 with at least five years of vested service may elect to transfer all or any portion of their accounts in the ASOP to the Plan under the diversification provision of the ASOP. During 2025 and 2024, participants elected to transfer $1,014,212 and $2,198,318, respectively, from their accounts in the ASOP to their accounts in the Plan.

EBP, Description of Plan [Line Items]
EBP, Description of Plan	Description of Plan
The following description of the Third Federal 401(k) Savings Plan (Plan) provides only general information. Participants should refer to the Plan Document or Summary Plan Description for a complete description of the Plan's provisions.
General:
The Plan is a profit sharing plan and provides for employee contributions under Section 401(k) of the Internal Revenue         Code. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 ("ERISA"). A portion of the administrative costs related to the Plan are absorbed by the Company.
The Plan was restated effective January 1, 2013, and amended effective July 22, 2014, to make adjustments in the Plan document as required by the IRS.
Eligibility:
Employees of Third Federal Savings and Loan Association of Cleveland (Third Federal) shall be deemed to have met eligibility requirements to participate in the Plan on the first date he/she first completes 30-days of employment. Employees shall be deemed to have met eligibility requirements for Employer Matching Contributions upon completion of six months of service. A participant must also be at least 18 years of age to become eligible for matching contributions (Tier I) and discretionary profit sharing contributions (Tier II) and at least 18 years of age for discretionary contributions (Tier III).
Contributions:
Employee Contributions: The Plan allows participants to contribute up to 75% of their eligible compensation to the Plan, up to the IRS maximum. The Plan allows participants who have attained age 50 by the end of the Plan year to make catch-up contributions in accordance with Code Section 414(v). Effective January 1, 2025, the Plan was amended to permit increased catch-up contributions for participants aged 60 through 63. Participants may also contribute amounts representing distributions from other qualified plans.
Participants can elect to make contributions to the Third Federal 401(k) Savings Plan on a Roth after-tax basis in addition to contributions on a pre-tax basis. Contributions are subject to limitations on annual additions and other limitations imposed by the Internal Revenue Code as defined in the Plan agreement.
Employer Matching Contributions: Third Federal makes a matching contribution (Tier I) equal to 100% of 401(k) deferrals up to the first 4% (2025) and 2% (2024) of compensation deferred. Effective January 1, 2025, the Plan was amended to increase the Company's 401k match from 2% to 4%, which reinstated the Plan's Safe Harbor Status.
Employer Discretionary Contributions: Third Federal may make a discretionary profit sharing contribution (Tier II) or a discretionary contribution (Tier III) to eligible participants. There were no Tier II profit sharing contributions made in 2025 or 2024. For 2025 and 2024, Tier III contributions of 2.5% of eligible wages were made.
Participants' Accounts:
Each participant's account is credited with the participant's contribution, an allocation of Third Federal's contributions, if eligible, and Plan earnings net of administrative expenses. Allocations are based on participant contributions, participant earnings, or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant's account.
Vesting:
Participants are always 100% vested in their own contributions, including any income earned on those contributions. In addition, all amounts contributed under Tier I and Tier II are immediately fully vested.
Vesting for Tier III contributions is determined based on participants' years of service, as follows: participants with less than two years of service are not vested in Tier III contributions. After two years of service, participants are 25% vested. Vesting increases to 50% after three years of service and 75% after four years of service. Participants become fully vested upon completing five years of service.
1. Description of Plan, Continued
Retirement, Death and Disability:
A participant is entitled to 100% of his or her account balance upon normal retirement, death or disability. Effective January 1, 2025, the Plan was amended to permit in-service distributions to participants who continue employment after becoming disabled or attaining age 70 1/2, allowing such participants to elect distribution of all of their vested account balance.
Forfeitures:
At December 31, 2025 and 2024, forfeited non-vested accounts totaled $0 and $383, respectively. Forfeitures used to reduce employer contributions were $1 in 2025 and $54,497 in 2024. The plan also allows forfeitures to be used to reduce administrative expenses; no forfeitures were used for this purpose in 2025, compared to $2 in 2024.
Payment of Benefits:
Upon termination of service, a participant may elect to receive an amount equal to the value of the participant's vested interest in his or her account in a lump-sum amount or transfer the value of the vested interest in his or her account to the trustee or custodian of another qualified retirement plan. Effective January 1, 2025, the Plan was amended to increase the mandatory cash-out threshold for small account balances from $5,000 to $7,000 and was updated to reflect related distribution and forfeiture provisions accordingly.
Plan Termination
Although it has not expressed any intent to do so, Third Federal has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA and its related regulations. In the event of Plan termination, participants will become 100% vested in their accounts.
Investment Options:
Upon enrollment in the Plan, a participant may direct employee and employer contributions to any of the investment options offered by the Plan. Participants are allowed to change their investment options once per day.
Investments in TFS Financial Corporation stock, the employer stock of Third Federal Savings, are based upon each employee's investment allocation. Purchases of stock occur when the custodian receives the employee and employer contributions. These purchases are conducted through a broker at the prevailing market price of the stock on the exchange in which these shares trade.
Notes Receivable from Participants:
Participants may borrow from their Tier I fund accounts up to the lesser of $50,000, or 50% of their vested account balance. Loan transactions are treated as a transfer to (from) the investment fund from (to) the Loan Fund. The term of the loan shall not exceed five years unless the loan is for the purchase of a primary residence. The loan must bear interest at a reasonable prevailing rate. Participant loans are categorized as notes receivable from participants. These loans are valued at unpaid principal balance plus any accrued but unpaid interest.
The Plan considers a loan in default when the participant fails to comply with the loan note and security agreement for a period of 90 days. In the event of default, the Plan Administrator may declare the loan payable due in full immediately. At that time, there shall be a "deemed distribution" from the participant's account in the amount of the outstanding loan balance. Participant loans continue to accrue interest until the loan is settled by repayment or distribution from participant's account, including "deemed distribution". There were no participant loans in non-accrual status at December 31, 2025 or 2024.
Transfer from Associate Stock Ownership Plan (ASOP):
Participants in the ASOP who are at least age 55 with at least five years of vested service may elect to transfer all or any portion of their accounts in the ASOP to the Plan under the diversification provision of the ASOP. During 2025 and 2024, participants elected to transfer $1,014,212 and $2,198,318, respectively, from their accounts in the ASOP to their accounts in the Plan.